ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Total current assets	$ 275,104	$ 261,425
TOTAL ASSETS	402,791	343,867
Total current liabilities	111,087	104,052
Total liabilities	111,448	104,432
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Total current assets	208,255	201,088
Total non-current assets	108,677	27,499
TOTAL ASSETS	316,932	228,587
Total current liabilities	101,027	98,973
Total non-current liabilities	361	380
Total liabilities	101,388	99,353
Non VIE [Member]
Variable Interest Entity [Line Items]
Total current assets	66,849	60,337
Total non-current assets	19,010	54,943
TOTAL ASSETS	85,859	115,280
Total current liabilities	10,060	5,079
Total liabilities	$ 10,060	$ 5,079